Disaggregated Revenue Data (Details) - Schedule of breakdown of the Company’s revenue by revenue stream - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of breakdown of the Company’s revenue by revenue stream [Abstract]
Software as a Service (SaaS)	$ 2,796	$ 1,754
Licenses	118	119
Maintenance and support	217	284
Other services		8
Total revenues	$ 3,131	$ 2,165